Derivative Liabilities (FY)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities
Note 6 — Derivative Liabilities

The warrants issued to the Purchasers and the Placement Agent contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable under certain events.  Under certain events, the Company shall, at the holder’s option, purchase the warrants from the holder by paying the holder an amount in cash based on a Black Scholes Option Pricing Model for remaining unexercised warrants.  ASC 815, which establishes accounting and reporting standards for derivative instruments including certain derivative instruments embedded in other financial instruments or contracts and requires recognition of all derivatives on the balance sheet at fair value.  Management used a Monte Carlo Simulation method to value the warrants with Anti-Dilution Protection with the assistance of a third-party valuation expert to initially record the fair value of these derivatives.   The third-party valuation expert also assisted management in valuing the derivatives as of the year ended June 30, 2019 and the quarter ended September 30, 2019 with the changes in the fair value reported as non-operating income or expense.

To execute the model and value the derivatives, certain assumptions were needed as noted below:

Assumptions	Year Ended June 30, 2019	Quarter Ended September 30, 2019
Warrant Issue Date:	October 24, 2017	October 24, 2017
Valuation Date:	June 30, 2019	September 30, 2019
Warrant Expiration Date:	October 31, 2022	October 31, 2022
Total Number of Warrants Issued:	133,750	133,750
Warrant Exercise Price (USD):	32.00	32.00
Next Capital Raise Date:(1)	February 29, 2020	February 29, 2020
Threshold Exercise Price Post Capital Raise	6.40	6.40
Spot Price (USD):	2.48	1.75
Expected Life (Years):	3.3	3.1
Volatility:	75.0%	80.0%
Volatility (Per-period Equivalent):	21.7%	23.1%
Risk Free Interest Rate:	1.73%	1.56%
Risk Free Rate (Per-period Equivalent):	0.14%	0.13%

Nominal Value (USD Mn):	4.3	4.3
No. of Shares on Conversion (Mn):	0.1	0.1
Contracted Conversion Ratio:	1:1	1:1

Fair Values (in thousands)
Fair Value without Anti-Dilution Protection:	$15	$9
Fair Value of Embedded Derivative:	72	44
Fair Value of the Warrants Issued:	$87	$53

Gain/(Loss) on Fair Value Adjustments to Derivative Liabilities	$1,877	$34

(1)	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date

The change in the derivative liability was mostly due to the Company’s stock price movements.  Other changes in assumptions are listed above, some change with the passage time, interest rate fluctuations and stock market volatility.  In addition, a change of control scenario was added to the valuation calculation due to the status of the proposed merger transaction.  The change of value due to the addition was immaterial.

For more on the Debentures, Debenture Warrants and Placement Agent Warrant, see Note 13 – Subsequent Events – The Proposed Merger with AFE.

Note 6 — Derivative Liabilities

The warrants issued to the Debenture investors and the Placement Agent contain provisions providing for the adjustment of the purchase price and number of shares into which the securities are exercisable under certain events.  Under certain events, we shall, at the holder’s option, purchase the warrants from the holder by paying the holder an amount in cash based on a Black Scholes Option Pricing Model for remaining unexercised warrants.  ASC 815, which establishes accounting and reporting standards for derivative instruments including certain derivative instruments embedded in other financial instruments or contracts and requires recognition of all derivatives on the balance sheet at fair value.  Management used a Monte Carlo Simulation method to value the warrants with Anti-Dilution Protection with the assistance of a third-party valuation expert to initially record the fair value of these derivatives.  The third-party valuation expert also assisted management in valuing the derivatives as of the years ended June 30, 2018 and June 30, 2019 with the changes in the fair value reported as non-operating income or expense.

To execute the model and value the derivatives, certain assumptions were needed as noted below:

Assumptions	At Issuance October 24, 2017	Year Ending June 30, 2018	Year Ending June 30, 2019
Warrant Issue Date:	October 24, 2017	October 24, 2017	October 24, 2017
Valuation Date:	October 24, 2017	June 30, 2018	June 30, 2019
Warrant Expiration Date:	October 31, 2022	October 31, 2022	October 31, 2022
Total Number of Warrants Issued:	133,750	133,750	133,750
Warrant Exercise Price (USD):	32.00	32.00	32.00
Next Capital Raise Date:(1)	October 31, 2018	June 30, 2019	February 29, 2020
Threshold Exercise Price Post Capital Raise:	20.08	17.20	6.40
Spot Price (USD):	26.53	26.24	2.48
Expected Life (Years):	5.0	4.3	3.3
Volatility:	66.0%	65.0%	75.0%
Volatility (Per-period Equivalent):	19.1%	18.8%	21.7%
Risk Free Interest Rate:	2.04%	2.71%	1.73%
Risk Free Rate (Per-period Equivalent):	0.17%	0.22%	0.14%

Nominal Value (USD Mn):	4.3	4.3	4.3
No. of Shares on Conversion (Mn):	0.1	0.1	0.1
Contracted Conversion Ratio:	1:1	1:1	1:1

Fair Values (in thousands)
Fair Value without Anti-Dilution Protection:	$1,837	$1,704	$15
Fair Value of Embedded Derivative:	253	260	$72
Fair Value of the Warrants Issued:	$2,090	$1,964	$87

Gain/(Loss) on Fair Value Adjustments to Derivative Liabilities	Not Applicable	126	1,877

(1)	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.

The change in the derivative liability was mostly due to movements in the Company’s stock price.  Other changes in assumptions are listed above, some change with the passage time, interest rate fluctuations and stock market volatility.  In addition, a change of control scenario was added to the valuation calculation due to the status of the proposed merger transaction.  The change of value due to the addition was immaterial.

For more on the Debentures, Debenture Warrants and Placement Agent Warrant, see Note 16 – Subsequent Events – The Proposed Merger with AFE.